Share-Based Payments - Schedule of Weighted-average Assumptions Used for Determination of Fair Values of Tandem SARs and SARs (Detail) - Stock appreciation rights and tandem stock appreciation rights [member]
	12 Months Ended
	Oct. 31, 2022 yr $ / shares	Oct. 31, 2021 yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield	5.98%	4.34%
Weighted-average fair value | $ / shares	$ 4.79	$ 14.46
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate%	3.31%	0.59%
Expected price volatility	17.64%	15.12%
Expected life of option	0.05	0
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate%	5.00%	1.53%
Expected price volatility	27.09%	23.51%
Expected life of option	6.11	6.12